GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS - Finite-Lived Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Finite-Lived Intangible Assets
Gross Carrying Amount		$ 425.7	$ 445.1
Accumulated Amortization		320.0	322.2
Net Carrying Amount		105.7	122.9
Amortization expense on finite-lived intangible assets from business acquisition	$ 13.5	15.2	18.6
Customer relationships
Finite-Lived Intangible Assets
Gross Carrying Amount		319.5	322.2
Accumulated Amortization		238.7	231.8
Net Carrying Amount		80.8	90.4
Patents and other acquired technology
Finite-Lived Intangible Assets
Gross Carrying Amount		81.7	84.0
Accumulated Amortization		61.3	56.8
Net Carrying Amount		20.4	27.2
Trade names and trademarks
Finite-Lived Intangible Assets
Gross Carrying Amount		24.3	27.0
Accumulated Amortization		19.8	21.7
Net Carrying Amount		4.5	5.3
Other intangibles
Finite-Lived Intangible Assets
Gross Carrying Amount		0.2	11.9
Accumulated Amortization		0.2	11.9
Net Carrying Amount		$ 0.0	$ 0.0